Fair Value of Investment Properties (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Investment properties		$ 629	$ 1,311		$ 1,322
Investment property completed [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		629	1,311		$ 1,079
Investment property completed [member] | Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		$ 8,243	9,248	[1]
Investment property completed [member] | Level 3 of fair value hierarchy [member] | At fair value [member] | The Plaza Macao [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	[1]		$ 1,488

[1]	(i)Amount includes US$1,488 million related to the Four Seasons Tower Suites Macao.